COMMITMENTS AND CONTINGENCIES (Schedule of Future Obligations for Operating Leases) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
For year ending
2016	$ 3,898
2017	1,942
2018	845
2019	632
2020	29
Total minimum payment required	$ 7,346